Capital Instruments - Carrying Value of Capital Instruments (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CAD ($)
Carrying Value Of Capital Instruments [Line Items]
Capital instruments	$ 7,532			$ 6,667
John Hancock Financial Corporation
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	0.72%
Canadian Dollar Offered Rate
Carrying Value Of Capital Instruments [Line Items]
Capital instruments	$ 1,997			2,745
US Dollar Mid-Swap Rate
Carrying Value Of Capital Instruments [Line Items]
Capital instruments	$ 1,077			987
SORA Overnight Indexed Swap
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	1.201%
Singapore Dollar Swap Rate
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	0.832%
JHFC Subordinated notes
Carrying Value Of Capital Instruments [Line Items]
Issuance date	Dec. 14, 2006
Maturity date	Dec. 15, 2036
Par value | $ / shares	$ 650
Capital instruments	$ 648			647
JHFC Subordinated notes | Canadian Dollar Offered Rate
Carrying Value Of Capital Instruments [Line Items]
Capital instruments	$ 648			647
JHFC Subordinated notes | Daily Compounded CORRA Plus
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	0.32138%
2.818% MFC Subordinated debentures
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	2.818%
Issuance date	May 12, 2020
Earliest par redemption date	May 13, 2030
Maturity date	May 13, 2035
Par value | $ / shares	$ 1,000
Capital instruments	$ 997			996
2.818% MFC Subordinated debentures | Canadian Dollar Offered Rate
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	1.82%
4.064% MFC Subordinated debentures
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	4.064%
Issuance date	Dec. 06, 2024
Earliest par redemption date	Dec. 06, 2029
Maturity date	Dec. 06, 2034
Par value | $ / shares	$ 1,000
Capital instruments	$ 995			0
4.064% MFC Subordinated debentures | Daily Compounded CORRA Plus
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	1.25%
4.275% MFC Subordinated notes
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	4.275%
Issuance date	Jun. 19, 2024
Earliest par redemption date	Jun. 19, 2029
Maturity date	Jun. 19, 2034
Par value | $ / shares		$ 500
Capital instruments	$ 524			0
5.054% MFC Subordinated debentures
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	5.054%
Issuance date	Feb. 23, 2024
Earliest par redemption date	Feb. 23, 2029
Maturity date	Feb. 23, 2034
Par value | $ / shares	$ 1,100
Capital instruments	$ 1,095			0
5.054% MFC Subordinated debentures | Daily Compounded CORRA Plus
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	1.44%
5.409% MFC Subordinated debentures
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	5.409%
Issuance date	Mar. 10, 2023
Earliest par redemption date	Mar. 10, 2028
Maturity date	Mar. 10, 2033
Par value | $ / shares	$ 1,200
Capital instruments	$ 1,196			1,195
5.409% MFC Subordinated debentures | Daily Compounded CORRA Plus
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	1.85%
4.061% MFC Subordinated notes
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	4.061%
Issuance date	Feb. 24, 2017
Earliest par redemption date	Feb. 24, 2027
Maturity date	Feb. 24, 2032
Par value | $ / shares			$ 750
Capital instruments	$ 1,077			987
4.061% MFC Subordinated notes | US Dollar Mid-Swap Rate
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	1.647%
2.237% MFC Subordinated debentures
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	2.237%
Issuance date	May 12, 2020
Earliest par redemption date	May 12, 2025
Maturity date	May 12, 2030
Par value | $ / shares	$ 1,000
Capital instruments	$ 1,000			999
2.237% MFC Subordinated debentures | Canadian Dollar Offered Rate
Carrying Value Of Capital Instruments [Line Items]
Borrowings, adjustment to interest rate basis	1.49%
3.00% MFC Subordinated notes
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	3.00%
Issuance date	Nov. 21, 2017
Earliest par redemption date	Nov. 21, 2024
Maturity date	Nov. 21, 2029
Par value | $ / shares		$ 500
Capital instruments	$ 0			499
3.049% MFC Subordinated debentures
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	3.049%
Issuance date	Aug. 18, 2017
Earliest par redemption date	Aug. 20, 2024
Maturity date	Aug. 20, 2029
Par value | $ / shares	$ 750
Capital instruments	$ 0			750
7.375% JHUSA Surplus notes
Carrying Value Of Capital Instruments [Line Items]
Borrowings, interest rate	7.375%
Issuance date	Feb. 25, 1994
Maturity date	Feb. 15, 2024
Par value | $ / shares			$ 450
Capital instruments	$ 0			$ 594